Condensed Interim Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Operating expenses
Operation and administration (notes 9, 10 and 11)	$ 221,451	$ 552,789	$ 1,681,093	$ 1,506,859	$ 1,586,528	$ 1,327,059	$ 1,189,226
Exploration	1,465,157	5,210,621	8,379,845	8,677,194	8,587,745	8,645,431	6,416,733
Legal and accounting	335,431	159,268	523,106	872,647	345,474	268,181	240,969
Consulting (note 14)	442,906	183,238	657,652	1,327,774	538,490	553,152	266,998
Gain on settlement of accounts payable (note 6)			(1,787,300)
Loss from operations	(2,464,945)	(6,105,916)	(9,454,396)	(12,384,474)	(11,058,237)	(10,793,823)	(8,113,926)
Other income or gain (expense or loss)
Change in derivative liability (notes 7 and 9)	6,460,513	9,311,304	10,503,941	22,172,679	(1,096,476)	(18,843,947)	1,892,488
Gain (loss) on foreign exchange	(26,719)	(100,749)	152,063	119,655	(120,617)	(26,625)	(15,261)
Accretion expense (notes 6 and 7)		(118,388)	(118,388)		(370,397)	(359,267)	(734,589)
Interest expense (notes 6 and 7)	(8,219)	(107,427)	(124,367)	(8,219)	(209,972)	(202,426)	(256,029)
Financing costs (note 7)		(360,000)	(360,000)		(390,000)	(30,000)
Loss on debt settlement (note 9)		(899,237)	(875,861)	(56,146)	(899,237)	(1,056,296)
Loss on private placement (note 9)		(940,290)	(940,290)		(940,290)
Share issuance costs (note 9)		(947,156)	(947,156)		(947,156)
Loss on loan extinguishment (note 6)					(9,407)	(9,407)	(1,204,073)
Loss on sale of equipment							(10,930)
Net income (loss) and comprehensive income (loss) for the period	$ 3,960,630	$ (267,859)	$ (2,164,454)	$ 9,843,495	$ (13,848,837)	$ (31,321,791)	$ (8,442,320)
Net loss per common share
- basic and fully diluted			$ (0.02)			$ (0.47)	$ (2.14)
Weighted average number of common shares
- basic and fully diluted			124,424,407			67,180,554	3,951,072
Net income (loss) per common share (note 12)
- basic	$ 0.02	$ (0.00)		$ 0.06	$ (0.16)
- fully diluted	$ 0.02	$ (0.00)		$ 0.06	$ (0.16)
Weighted average number of common shares (note 12)
- basic	164,179,999	106,276,928		160,690,371	86,173,243
- fully diluted	164,329,999	106,276,928		160,840,371	86,173,243